Income Taxes (Details 2) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Deferred tax assets
Inventory	$ 107,398	$ 107,398
Accrued expenses	1,589,889	792,845
Interest limitation	319,698	191,886
Other	6,597
Lease liability	398,820	505,591
Loss carryforward	3,791,146	339,287
Valuation allowance	(5,796,978)	(709,582)
Total deferred tax assets	416,595	1,227,425
Deferred tax liabilities
Other		(94)
Right of use assets	(398,820)	(505,591)
Intangibles	(17,775)	(23,437)
Total deferred tax liabilities	(416,595)	(529,122)
Total net deferred income tax assets (liabilities)		$ 698,303